UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%

Alabama - 2.1%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,500,000		1,829,940
Birmingham Water Works Board,
Water Revenue	5.00	1/1/31	3,260,000		3,907,566
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/31	2,000,000		2,396,160
University of Alabama Board of Trustees,
General Revenue (The University of
Alabama)	5.00	7/1/24	6,025,000		7,093,835
					15,227,501
Alaska - .6%
Alaska Industrial Development and Export
Authority,
Revolving Fund Revenue	5.25	4/1/24	3,780,000		4,182,494
Arizona - 2.4%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System Revenue	5.00	7/1/28	5,000,000		6,011,850
Phoenix Civic Improvement Corporation,
Junior Lien Water System Revenue	5.00	7/1/23	5,000,000		6,025,150
Salt River Project Agricultural Improvement
and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/27	4,500,000		5,230,035
					17,267,035
Arkansas - .7%
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/35	2,685,000		3,090,516
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/36	1,585,000		1,822,148
					4,912,664
California - 9.2%
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien
Toll Bridge Revenue (Prerefunded)	5.00	4/1/23	1,750,000	[a]	2,111,497
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/22	1,000,000		1,176,550
California,
GO	5.00	8/1/28	1,150,000		1,422,953
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,973,075
California,
GO (Various Purpose)	5.00	8/1/28	2,500,000		3,093,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
California - 9.2% (continued)
California,
GO (Various Purpose)	5.00	8/1/29	2,000,000		2,452,800
California,
GO (Various Purpose)	5.00	8/1/30	3,500,000		4,258,135
California,
GO (Various Purpose)	5.00	8/1/36	4,000,000		4,759,560
California,
GO, Refunding (Various Purpose)	5.00	11/1/22	2,000,000		2,371,000
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/26	1,500,000		1,774,905
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000		5,255,353
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	5,000,000		5,810,400
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/31	1,000,000	[b]	1,121,780
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	10,415,000	[c]	9,630,959
Coast Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/20	1,855,000	[c]	1,797,588
Orange County Transportation Authority,
Senior Lien Toll Road Revenue (91
Express Lanes)	5.00	8/15/28	2,500,000		2,966,550
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[c]	4,584,889
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,722,800
San Diego Public Facilities Financing
Authority,
Subordinated Water Revenue (Payable
Solely from Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility Fund)	5.00	8/1/28	2,000,000		2,346,740
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	705,000		709,879
University of California Regents,
General Revenue	5.25	5/15/23	125,000		126,721
					66,467,509
Colorado - 3.7%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/26	15,640,000		18,424,389
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	5,355,000		5,639,297
E-470 Public Highway Authority,
Senior Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/18	3,000,000	[c]	2,970,000
					27,033,686

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Connecticut - 1.3%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000		2,997,975
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,301,955
					9,299,930
District of Columbia - 2.2%
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		6,996,660
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/25	3,000,000		3,544,140
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,165,750
Washington Metropolitan Area Transit
Authority,
Gross Revenue Transit Bonds
(Prerefunded)	5.25	7/1/19	3,725,000	[a]	4,024,602
					15,731,152
Florida - 8.2%
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,195,319
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		4,940,222
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	16,000,000		19,457,280
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,680,750
Collier County School Board,
COP (Master Lease Program Agreement)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	2/15/20	3,500,000		3,850,490
Collier County School Board,
COP (Master Lease Program Agreement)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	2/15/22	2,000,000		2,335,720
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/24	1,480,000		1,801,841
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/30	1,250,000		1,487,738
Hillsborough County,
GO (Unincorporated Area Parks and
Recreation Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,361,699
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/26	1,260,000		1,530,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Florida - 8.2% (continued)
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	530,000	[b]	530,000
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/24	2,500,000		3,039,950
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000		2,297,240
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,791,000
Miami-Dade County,
Subordinate Special Obligation Revenue	5.00	10/1/26	1,000,000		1,167,340
Orange County,
Tourist Development Tax Revenue	5.00	10/1/32	3,275,000		3,904,291
					59,371,452
Georgia - 2.2%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,385,260
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,204,450
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,034,600
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/36	1,350,000		1,558,804
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,099,250
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,983,800
					16,266,164
Illinois - 11.3%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.50	1/1/26	3,300,000		3,875,949
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	3,530,000		4,119,510
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	4,000,000		4,628,400
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	3,000,000		3,480,150
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,200,000		1,428,108
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,000,000		2,357,880
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000		1,131,790

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Illinois - 11.3% (continued)
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,307,303
Cook County Community High School
District Number 219,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,041,533
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/31	3,275,000	3,864,271
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,753,499
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	10,240,036
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/28	1,205,000	1,397,981
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	2,140,000	2,410,453
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,445,500
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	5,000,000	5,364,250
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project) (Insured; National Public
Finance Guarantee Corp.)	5.55	6/15/21	1,665,000	1,688,077
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	2,290,000	2,358,196
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.25	6/1/21	3,300,000	3,768,996
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	2,750,000	3,137,282
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,385,000	2,720,593
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,536,552
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,130,589
				82,186,898
Indiana - 2.0%
Indiana Finance Authority,
Educational Facilities Revenue (Butler
University Project)	5.00	2/1/30	1,400,000	1,537,214
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/23	2,500,000	2,908,225
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,000,000	3,492,810
Indianapolis,
Gas Utility Distribution System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/23	3,500,000	3,897,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Indiana - 2.0% (continued)
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,802,267
				14,638,011
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,280,000	2,655,311
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,300,460
				4,955,771
Kentucky - .3%
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,530,462
Louisiana - 2.4%
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/27	17,500,000	17,566,500
Maryland - 1.1%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.38	6/1/25	1,500,000	1,612,410
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	1,000,000	1,135,520
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Peninsula Regional Medical
Center Issue)	5.00	7/1/31	1,740,000	1,986,976
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	7/1/24	1,155,000	1,344,836
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization Program
Revenue	5.00	5/1/22	1,500,000	1,762,425
				7,842,167
Massachusetts - 5.2%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,250,000	3,823,202
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	2,500,000	3,094,400
Massachusetts College Building Authority,
Revenue	5.00	5/1/27	1,800,000	2,094,408
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/23	2,550,000	2,799,976

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 5.2% (continued)
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,000,000	1,140,540
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/34	2,630,000	3,073,208
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	2,990,000	3,379,477
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,583,673
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/23	2,000,000	2,379,740
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/24	5,000,000	5,907,500
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/28	2,000,000	2,347,720
				37,623,844
Michigan - 3.9%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,635,000	1,759,342
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/19	2,965,000	3,197,219
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/36	5,000,000	5,642,400
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,799,782
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,392,837
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,151,710
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,892,850
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/18	2,500,000	2,621,525
				28,457,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,209,350
Missouri - 2.8%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/19	3,000,000	3,229,770
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,495,000	1,695,749
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/30	2,425,000	2,725,506
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000	4,228,702
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/26	1,000,000	1,220,270
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/28	1,300,000	1,554,917
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2 Project)	5.00	1/1/32	1,550,000	1,784,437
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/30	3,270,000	3,838,620
				20,277,971
Nebraska - 1.4%
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/29	4,750,000	5,541,017
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	2,250,000	2,616,502
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	2,000,000	2,288,260
				10,445,779
Nevada - 1.0%
Director of the State of Nevada Department
of Business and Industry,
SWDR (Republic Services, Inc. Project)	5.63	6/1/18	5,000,000	5,148,850
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured by
Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000	2,463,027
				7,611,877
New Jersey - 2.6%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	2,500,000	2,820,350

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 2.6% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,424,735
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,561,014
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,424,560
Rutgers The State University,
GO	5.00	5/1/29	6,840,000		7,908,955
					19,139,614
New Mexico - .3%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	1.48	2/1/19	2,500,000	[d]	2,496,525
New York - 7.4%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	5,000,000		6,034,050
New York City,
GO	5.00	3/1/25	3,300,000		3,987,159
New York City,
GO	5.00	8/1/28	5,000,000		5,786,800
New York City,
GO	5.00	12/1/31	3,750,000		4,550,887
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		4,808,986
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,245,508
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/28	4,400,000		5,190,724
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,562,760
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,751,801
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	4,000,000		4,750,960
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	10,000	[a]	10,634
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,000,000		1,075,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 7.4% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/34	1,000,000		1,104,490
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.38	6/1/28	735,000		742,468
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	1.18	1/1/33	5,000,000	[d]	4,982,300
					53,585,187
North Carolina - 1.3%
North Carolina,
Capital Improvement Limited Obligation
Bonds (Prerefunded)	5.00	5/1/21	4,000,000	[a]	4,576,160
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	2,500,000		2,875,050
North Carolina Turnpike Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,818,735
					9,269,945
Ohio - .7%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,377,692
Ohio Hospital Facilities,
Revenue, Refunding (Cleveland Clinic
Health Systems)	5.00	1/1/31	1,250,000		1,532,988
					4,910,680
Oregon - .6%
Oregon Facilities Authority,
Revenue (Legacy Health Project)	5.00	6/1/35	2,500,000		2,888,425
Port of Portland,
Revenue (Portland International Airport)	5.00	7/1/35	1,000,000		1,162,910
					4,051,335
Pennsylvania - 4.7%
Allegheny County Airport Authority,
Airport Revenue (Pittsburgh
International Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,569,265
Chester County Industrial Development
Authority,
Revenue (Avon Grove Charter School
Project) (Escrowed to Maturity)	5.65	12/15/17	105,000		106,464
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,463,044
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/25	1,700,000		2,084,676

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 4.7% (continued)
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/30	5,000,000		5,892,600
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		2,097,072
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	1,650,000		1,940,928
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	3,250,000		3,855,865
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.38	9/15/17	380,000		380,384
Philadelphia School District,
GO	5.00	9/1/21	3,555,000		3,859,344
Philadelphia School District,
GO	5.00	9/1/30	2,500,000	[a]	2,842,500
					34,092,142
South Carolina - .9%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	3,500,000		3,807,615
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/25	2,320,000		2,755,580
					6,563,195
Tennessee - .2%
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,505,000		1,815,165
Texas - 7.3%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,740,650
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/32	1,350,000		1,559,614
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000		6,036,600
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	4,000,000		4,662,320
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000		3,076,575
Harris County Metropolitan Transit
Authority,
Sales and Use Tax Revenue
(Prerefunded)	5.00	11/1/21	2,500,000	[a]	2,898,550
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/28	2,500,000		2,934,675
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	2,325,000		2,710,810
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	2.47	7/1/32	1,700,000	[d]	1,581,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Texas - 7.3% (continued)
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/29	2,500,000	2,887,600
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/24	1,000,000	1,196,990
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000	5,821,700
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/26	3,000,000	3,761,910
San Antonio,
Municipal Drainage Utility System
Revenue	5.00	2/1/28	5,000,000	5,841,350
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,497,004
Tarrant County Cultural Education Facilities
Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/31	1,400,000	1,660,204
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,852,175
				52,719,727
Utah - .4%
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	3,045,585
Virginia - 1.6%
Richmond,
Public Utility Revenue	5.00	1/15/31	4,095,000	4,946,391
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000	3,403,110
Virginia Small Business Financing Authority,
Revenue	5.00	7/1/34	2,900,000	3,153,605
				11,503,106
Washington - 4.5%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/31	1,250,000	1,522,850
King County Public Hospital District Number
2,
Limited Tax GO (Valley Medical Center)	5.00	12/1/30	6,930,000	8,136,236
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,888,042
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000	2,301,240
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	959,837
Seattle,
Drainage and Wastewater Improvement
Revenue	5.00	9/1/27	5,025,000	5,837,643

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Washington - 4.5% (continued)
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,080,113
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,154,613
				32,880,574
West Virginia - .2%
West Virginia University Board of
Governors,
University Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,699,908
Wisconsin - 1.4%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/36	4,500,000	5,185,440
Wisconsin Health and Educational Facilities
Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,220,655
Wisconsin Health and Educational Facilities
Authority,
Revenue (ProHealth Care, Inc. Obligated
Group)	5.00	8/15/33	2,250,000	2,556,292
				9,962,387

Total Investments (cost $680,336,203)			99.0%	718,840,957
Cash and Receivables (Net)			1.0%	6,931,898
Net Assets			100.0%	725,772,855

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $1,651,780 or .23% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	718,840,957	-	718,840,957

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2017, accumulated net unrealized appreciation on investments was $38,504,754, consisting of $39,431,586 gross unrealized appreciation and $926,832 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)